Derivative Financial Instruments - Derivative Notional Values (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total Derivative Notional Values	$ 140.4	$ 163.7
Cash Flow [Member]
Derivative [Line Items]
Total Derivative Notional Values	0.7	1.1
Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	29.5	29.5
Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	110.2	133.1
Interest Rate Swaps [Member]
Derivative [Line Items]
Total Derivative Notional Values	73.4	88.7
Interest Rate Swaps [Member] | Cash Flow [Member]
Derivative [Line Items]
Total Derivative Notional Values	0.7	1.1
Interest Rate Swaps [Member] | Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	15.8	14.0
Interest Rate Swaps [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	56.9	73.6
Floor Income Contracts [Member]
Derivative [Line Items]
Total Derivative Notional Values	51.6	57.8
Floor Income Contracts [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	51.6	57.8
Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Total Derivative Notional Values	14.0	15.8
Cross-Currency Interest Rate Swaps [Member] | Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	13.7	15.5
Cross-Currency Interest Rate Swaps [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	0.3	0.3
Other [Member]
Derivative [Line Items]
Total Derivative Notional Values	1.4	1.4
Other [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	$ 1.4	$ 1.4